Debt, cash and cash equivalents and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of Changes in Financial Position
Changes in Sanofi's financial position during the period were as follows:

(€ million)	2022	2021	2020
Long-term debt	14,857	17,123	19,745
Short-term debt and current portion of long-term debt	4,174	3,183	2,767
Interest rate and currency derivatives used to manage debt	187	(56)	119
Total debt	19,218	20,250	22,631
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt(a)	6,437	9,983	8,790
(a) Net debt does not include lease liabilities, which amounted to €2,181 million as of December 31, 2022, €2,108 million as of December 31, 2021, and €1,163 million as of December 31, 2020 (see the maturity analysis at Note D.17.2.).

Summary of Reconciliation of Carrying Amount to Value on Redemption
Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2022	Amortized cost	Adjustment to debt measured at fair value	December 31, 2022	December 31, 2021	December 31, 2020
Long-term debt	14,857	51	235	15,143	17,176	19,794
Short-term debt and current portion of long-term debt	4,174	—	4	4,178	3,183	2,767
Interest rate and currency derivatives used to manage debt	187	—	(235)	(48)	(45)	142
Total debt	19,218	51	4	19,273	20,314	22,703
Cash and cash equivalents	(12,736)	—	—	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	—	—	(45)	(169)	74
Net debt	6,437	51	4	6,492	10,047	8,862

Disclosure of Movement In Total Debt
The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2021	Repayments	New borrowings	Other cash flows	Currency translation differences(a)	Reclassification from non-current to current	Other items(b)	December 31, 2022
Long-term debt	17,123	(11)	1,549	—	56	(3,632)	(228)	14,857
Short-term debt and current portion of long-term debt	3,183	(2,707)	—	43	20	3,632	3	4,174
Interest rate and currency derivatives used to manage debt	(56)	—	—	(373)	366	7	243	187
Total debt	20,250	(2,718)	1,549	(330)	442	7	18	19,218
(a) These amounts include unrealized gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b) These amounts include changes in accrued interest balances, and fair value adjustments.
The tables below show the movement in total debt during prior periods:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2020	Repayments	New borrowings	Other cash flows	Currency translation differences(a)	Reclassification from non-current to current	Other items(b)	December 31, 2021
Long-term debt	19,745	(38)	—	—	124	(2,704)	(4)	17,123
Short-term debt and current portion of long-term debt	2,767	(2,203)	—	(615)	248	2,704	282	3,183
Interest rate and currency derivatives used to manage debt	119	—	—	(197)	9	—	13	(56)
Total debt	22,631	(2,241)	—	(812)	381	—	291	20,250

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2019	Repayments	New borrowings	Other cash flows	Currency translation differences (a)	Reclassification from non-current to current	Other items(b)	December 31, 2020
Long-term debt	20,131	—	2,019	—	(152)	(2,285)	32	19,745
Short-term debt and current portion of long-term debt	4,554	(3,952)	—	86	(219)	2,285	13	2,767
Interest rate and currency derivatives used to manage debt	(117)	—	—	196	(14)	—	54	119
Total debt	24,568	(3,952)	2,019	282	(385)	—	99	22,631
(a) These amounts include unrealized gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b) These amounts include movements in accrued interest and fair value remeasurements.

Summary of Debt by Type Valuation of Redemption

	2022			2021			2020
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	15,044	3,817	18,861	17,118	2,828	19,946	19,698	2,280	21,978
Other bank borrowings	99	187	286	21	163	184	96	200	296
Other borrowings	—	6	6	37	3	40	–	2	2
Bank credit balances	—	168	168	–	189	189	–	285	285
Interest rate and currency derivatives used to manage debt	—	(48)	(48)	–	(45)	(45)	57	85	142
Total debt	15,143	4,130	19,273	17,176	3,138	20,314	19,851	2,852	22,703
Cash and cash equivalents	—	(12,736)	(12,736)	–	(10,098)	(10,098)	–	(13,915)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(45)	(45)	–	(169)	(169)	6	68	74
Net debt(a)	15,143	(8,651)	6,492	17,176	(7,129)	10,047	19,857	(10,995)	8,862
(a) Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.).

Summary of Bond Issues
Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)
Sanofi	FR0011625433	November 2013	November 2023	2.5%	1,000
Sanofi	FR0014009KS6	April 2022	April 2025	0.875%	850
Sanofi	FR0012146801	September 2014	September 2026	1.75%	1,510
Sanofi	FR0014009KQ0	April 2022	April 2029	1.25%	650
Sanofi	FR0012969038	September 2015	September 2025	1.5%	750
Sanofi	FR0013143997	April 2016	April 2024	0.625%	600
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700
Sanofi	FR0013201639	September 2016	January 2027	0.5%	1,150
Sanofi	FR0013505104	March 2020	April 2025	1%	1,000
Sanofi	FR0013505112	March 2020	April 2030	1.5%	1,000
Sanofi	FR0013324332	March 2018	March 2023	0.5%	1,750
Sanofi	FR0013324340	March 2018	March 2026	1%	1,500
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250
Sanofi	FR0013409844	March 2019	March 2029	0.875%	650
Sanofi	FR0013409851	March 2019	March 2034	1.25%	500
Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)
Sanofi	US801060AC87	June 2018	June 2023	3.375%	1,000
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000

Summary of Debt by Maturity at Value on Redemption

December 31, 2022		Current	Non-current
(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Bond issues	18,861	3,817	600	2,600	4,160	—	7,684
Other bank borrowings	286	187	61	—	—	—	38
Other borrowings	6	6	—	—	—	—	—
Bank credit balances	168	168	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(48)	(48)	—	—	—	—	—
Total debt	19,273	4,130	661	2,600	4,160	—	7,722
Cash and cash equivalents	(12,736)	(12,736)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(45)	—	—	—	—	—
Net debt(a)	6,492	(8,651)	661	2,600	4,160	—	7,722
(a) Net debt does not include lease liabilities, which amounted to €2,181 million as of December 31, 2022; €2,108 million as of December 31, 2021; and €1,163 million as of December 31, 2020 (see the maturity analysis at Note D.17.2.).

As of December 31, 2022, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, half of which expires in 2023 and the other half of which expires in 2027.
As of December 31, 2022, no single counterparty represented more than 6% of Sanofi’s undrawn confirmed credit facilities.

December 31, 2021		Current	Non-current
(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Bond issues	19,946	2,828	3,629	600	1,750	4,160	6,979
Other bank borrowings	184	163	18	2	1	–	—
Finance lease obligations	–	–	–	–	–	–	–
Other borrowings	40	3	–	–	–	–	37
Bank credit balances	189	189	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	(45)	(45)	–	–	–	–	–
Total debt	20,314	3,138	3,647	602	1,751	4,160	7,016
Cash and cash equivalents	(10,098)	(10,098)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	(169)	–	–	–	–	–
Net debt	10,047	(7,129)	3,647	602	1,751	4,160	7,016

December 31, 2020		Current	Non-current
(€ million)	Total	2021	2022	2023	2024	2025	2026 and later
Bond issues	21,978	2,280	2,700	3,569	600	1,750	11,079
Other bank borrowings	296	200	73	6	2	6	9
Finance lease obligations	–	–	–	–	–	–	–
Other borrowings	2	2	–	–	–	–	–
Bank credit balances	285	285	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	142	85	57	–	–	–	–
Total debt	22,703	2,852	2,830	3,575	602	1,756	11,088
Cash and cash equivalents	(13,915)	(13,915)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	74	68	6	–	–	–	–
Net debt	8,862	(10,995)	2,836	3,575	602	1,756	11,088

Summary of Debt by Interest Rate
The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2022. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Fixed-rate debt	18,861	3,817	600	2,600	4,160	—	7,684
of which euro	16,993
of which US dollar	1,868
% fixed-rate	98%
Floating-rate debt	460	361	61	—	—	—	38
of which euro	60
of which US dollar	15
% floating-rate	2%
Debt	19,321	4,178	661	2,600	4,160	—	7,722
Cash and cash equivalents	(12,736)	(12,736)	—	—	—	—	—
of which euro	(3,908)
of which US dollar	(8,391)
% floating-rate	100%
Net debt	6,585	(8,558)	661	2,600	4,160	—	7,722
To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, currency swaps, foreign exchange swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Fixed-rate debt	16,386	1,342	600	2,600	4,160	—	7,684
of which euro	13,944
of which US dollar	2,443
% fixed-rate	85%
Floating-rate debt	2,886	2,787	61	—	—	—	38
of which euro	592
of which US dollar	950
% floating-rate	15%
Debt	19,273	4,130	661	2,600	4,160	—	7,722
Cash and cash equivalents	(12,781)	(12,781)	—	—	—	—	—
of which euro	(4,046)
of which US dollar	(5,797)
of which Singapore dollar	(2,155)
% floating-rate	100%
Net debt	6,492	(8,651)	661	2,600	4,160	—	7,722

Summary of Interest Rate of Net Debt at Value on Redemption
The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2021 and December 31, 2020:

(€ million)	2021	%	2020	%
Fixed-rate debt	17,612	87%	20,713	91%
Floating-rate debt	2,702	13%	1,990	9%
Debt	20,314	100%	22,703	100%
Cash and cash equivalents	(10,267)		(13,841)
Net debt	10,047		8,862

Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents
The projected full-year sensitivity of net debt to interest rate fluctuations for 2023 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	98	—
+25 bp	25	—
-25 bp	(25)	—
-100 bp	(98)	—

Summary of Debt by Currency Before and After Derivative Instrument
The table below shows net debt by currency at December 31, 2022, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	13,145	10,489
US dollar	(6,508)	(2,404)
Singapore dollar	—	(2,155)
Pound sterling	—	359
Mexican peso	—	98
Other currencies	(52)	105
Net debt	6,585	6,492

Summary of Debt by Currency After Derivative Instruments
The table below shows net debt by currency at December 31, 2021 and 2020, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2021	2020
Euro	13,129	13,725
US dollar	(669)	(3,304)
Other currencies	(2,413)	(1,559)
Net debt	10,047	8,862

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2022	2021	2020
Market value	5,227	11,024	10,500
Value on redemption	6,492	10,047	8,862

Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt
The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2022		Payments due by period
(€ million)	Total	2023	2024	2025	2026	2027	2028 and later
Debt	20,408	4,206	868	2,803	3,184	1,283	8,064
Principal	18,932	3,928	661	2,601	3,011	1,151	7,580
Interest(a)	1,476	278	207	202	173	132	484
Net cash flows related to derivative instruments	209	24	60	38	31	31	25
Total	20,617	4,230	928	2,841	3,215	1,314	8,089
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2022.
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2021 and 2020:

December 31, 2021		Payments due by period
(€ million)	Total	2022	2023	2024	2023	2026	2027 and later
Debt	21,728	3,330	3,826	791	1,937	3,176	8,668
Principal	20,086	3,055	3,588	601	1,751	3,011	8,080
Interest(a)	1,642	275	238	190	186	165	588
Net cash flows related to derivative instruments	(51)	(59)	(1)	2	2	2	3
Total	21,677	3,271	3,825	793	1,939	3,178	8,671
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2021.

December 31, 2020		Payments due by period
(€ million)	Total	2021	2022	2023	2024	2023	2026 and later
Debt	24,339	2,943	3,019	3,808	791	1,937	11,841
Principal	22,392	2,622	2,757	3,571	601	1,751	11,090
Interest(a)	1,947	321	262	237	190	186	751
Net cash flows related to derivative instruments	163	135	28	–	–	–	–
Total	24,502	3,078	3,047	3,808	791	1,937	11,841
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2020.

Disclosure of Lease Liabilities
A maturity analysis of lease liabilities as of December 31, 2022, 2021 and 2020 is set forth below:

		Undiscounted future minimum lease payments
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities as of December 31, 2022	2,181	320	515	436	1,129	(219)
Total lease liabilities as of December 31, 2021	2,108	314	476	362	1,184	(228)
Total lease liabilities as of December 31, 2020	1,163	247	357	225	482	(148)
Lease liabilities as of December 31, 2022 and December 31, 2021 include leases relating to real estate assets located at Cambridge, MA (United States), as described in Note D.3., which have a lease term of 15 years.